Regulatory matters - Regulatory Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 1,260,521	$ 1,167,625
Less: current regulatory assets	(136,428)	(158,212)
Non-current regulatory assets	1,124,093	1,009,413
Total regulatory liabilities	630,823	576,189
Less: current regulatory liabilities	(72,956)	(65,809)
Non-current regulatory liabilities	557,867	510,380
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	322,131	295,720
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	192,900	191,981
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	59,670	34,468
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory liabilities	16,204	14,829
Fuel and commodity costs adjustments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	9,542	18,229
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3,000	3,316
Rate base offset
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3,954	4,998
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	23,422	12,648
Fuel and commodity costs adjustments
Regulatory Liabilities [Line Items]
Total regulatory assets	348,115	339,900
Retired generating plant
Regulatory Liabilities [Line Items]
Total regulatory assets	176,622	185,073
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory assets	137,759	134,141
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory assets	126,710	117,309
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory assets	98,148	79,472
Environmental remediation
Regulatory Liabilities [Line Items]
Total regulatory assets	73,652	81,802
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Total regulatory assets	83,069	62,599
Wildfire mitigation and vegetation management
Regulatory Liabilities [Line Items]
Total regulatory assets	48,453	35,789
Debt premium
Regulatory Liabilities [Line Items]
Total regulatory assets	27,843	34,204
Asset retirement obligation
Regulatory Liabilities [Line Items]
Total regulatory assets	38,559	26,810
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory assets	26,677	26,015
Rate review costs
Regulatory Liabilities [Line Items]
Total regulatory assets	8,664	9,167
Long-term maintenance contract
Regulatory Liabilities [Line Items]
Total regulatory assets	7,445	9,134
Other
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 58,805	$ 26,210